CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 1,223,682	$ 916,276
Short-term investments	942,856	951,963
Accounts receivable, net of allowances for doubtful accounts of $16,307 and $22,761, respectively (including due from related parties of $38,663 and $99,897 as of December 31, 2013 and 2014, respectively)	259,764	193,381
Prepaid expenses and other current assets	109,214	57,182
Total current assets	2,535,516	2,118,802
Property and equipment, net	63,729	80,920
Long-term investments, net	860,003	526,587
Intangible assets, net	13,011	10,846
Goodwill	51,478	47,343
Other assets	179,591	113,345
Total assets	3,703,328	2,897,843
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $131,110 and $223,795 as of December 31, 2013 and 2014, respectively. Note 2)
Accounts payable	3,853	6,988
Accrued liabilities	320,268	220,837
Income taxes payable	17,979	21,577
Deferred revenues	50,557	49,200
Investor option liability (Note 7)		29,504
Total current liabilities	392,657	328,106
Long-term liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $3,522 and $3,138 as of December 31, 2013 and 2014, respectively. Note 2):
Convertible debt (Note 18)	800,000	800,000
Deferred revenues	85,391	89,039
Other liabilities	4,010	5,080
Total long-term liabilities	889,401	894,119
Total liabilities	1,282,058	1,222,225
Commitments and contingencies (Note 19)
SINA shareholders' equity:
Ordinary shares: $0.133 par value; 150,000 and150,000 shares authorized; 67,194 shares issued and 66,022 shares outstanding as of December 31, 2013; 67,605 shares issued and 60,034 shares outstanding as of December 31, 2014, respectively)	8,991	8,937
Treasury stock (1,172 and 7,571 shares as of December 31, 2013 and 2014, respectively)	(348,979)	(99,975)
Additional paid-in capital	1,746,293	777,907
Accumulated other comprehensive income	216,517	158,193
Retained earnings	522,950	346,148
Total SINA shareholders' equity	2,145,772	1,191,210
Non-controlling interests	275,498	484,408
Total shareholders' equity	2,421,270	1,675,618
Total liabilities and shareholders' equity	$ 3,703,328	$ 2,897,843